Consolidated Balance Sheet - NZD ($) $ in Thousands	Jan. 31, 2020		Jan. 31, 2019
Current assets
Cash and cash equivalents	$ 3,791		$ 1,962
Trade and other receivables	6,057		9,650
Inventories	23,539		21,120
Current tax receivable	4		355
Related party receivables			282
Total current assets	33,391		33,369
Non-current assets
Property, plant and equipment	3,037		3,763
Right-of-use assets	23,809
Deferred tax assets			692
Intangible assets	28,293		37,864
Total non-current assets	55,139		42,319
Total assets	88,530		75,687
Current liabilities
Trade and other payables	22,430		35,545
Lease liabilities	8,112
Borrowings	19,215		20,967
Derivative financial instruments			1,484
Current tax liabilities			140
Related party payables			3,738
Provisions	5,844		921
Total current liabilities	55,601		62,795
Non-current liabilities
Lease liabilities	17,719
Borrowings	19,698
Provisions	1,796		2,372
Total non-current liabilities	39,213		2,372
Total liabilities	94,814		65,167
Net (liabilities)/assets	(6,284)		10,519
Equity
Share capital	170,193		134,183
Other reserves	118		(2,013)
Accumulated losses	(176,595)	[1]	(121,651)
Total Equity	$ (6,284)		$ 10,519

[1]	Includes $639k opening adjustment loss at the date of adoption.